Sphere 500 Climate Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Value
BASIC MATERIALS - 1.4%
Chemicals - 0.9%
Albemarle Corp.	19	$2,745
Celanese Corp.	18	2,797
CF Industries Holdings, Inc.	32	2,544
Dow, Inc.	118	6,471
DuPont de Nemours, Inc.	72	5,539
Ecolab, Inc.	43	8,529
International Flavors & Fragrances, Inc.	38	3,077
LyondellBasell Industries NV - Class A	43	4,088
Mosaic Co.	55	1,965
PPG Industries, Inc.	39	5,832
RPM International, Inc.	19	2,121
Sherwin-Williams Co.	39	12,164
		57,872
Iron/Steel - 0.1%
Nucor Corp.	41	7,136
Reliance Steel & Aluminum Co.	9	2,517
Steel Dynamics, Inc.	25	2,953
		12,606
Mining - 0.4%
Freeport-McMoRan, Inc.	239	10,174
Newmont Corp.	195	8,071
		18,245
TOTAL BASIC MATERIALS		88,723

COMMUNICATIONS - 14.9%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	64	2,089
Omnicom Group, Inc.	33	2,855
Trade Desk, Inc. - Class A(a)	74	5,325
		10,269
Internet - 12.1%
Airbnb, Inc. - Class A(a)	69	9,394
Alphabet, Inc. - Class A(a)	1,000	139,690
Alphabet, Inc. - Class C(a)	904	127,401
Amazon.com, Inc.(a)	1,538	233,683
Booking Holdings, Inc.(a)	5	17,736
CDW Corp.	22	5,001
DoorDash, Inc. - Class A(a)	45	4,450
eBay, Inc.	87	3,795
Expedia Group, Inc.(a)	22	3,339
Gen Digital, Inc.	98	2,236
GoDaddy, Inc. - Class A(a)	23	2,442
Meta Platforms, Inc. - Class A(a)	375	132,735
Netflix, Inc.(a)	73	35,542
Palo Alto Networks, Inc.(a)	52	15,334
Pinterest, Inc. - Class A(a)	97	3,593
Roku, Inc.(a)	21	1,925
Snap, Inc. - Class A(a)	175	2,963
Uber Technologies, Inc.(a)	335	20,626
VeriSign, Inc.(a)	17	3,501
		765,386
Media - 1.0%
Charter Communications, Inc. - Class A(a)	17	6,608
Comcast Corp. - Class A	676	29,643
FactSet Research Systems, Inc.	6	2,862
Liberty Media Corp.-Liberty Formula One - Class C(a)	34	2,146
Walt Disney Co.	310	27,990
Warner Bros Discovery, Inc.(a)	26	296
		69,545
Telecommunications - 1.7%
Arista Networks, Inc.(a)	42	9,891
AT&T, Inc.	1,212	20,337
Cisco Systems, Inc.	688	34,758
Corning, Inc.	130	3,959
T-Mobile US, Inc.	77	12,345
Verizon Communications, Inc.	713	26,880
		108,170
Total COMMUNICATIONS		953,370

CONSUMER, CYCLICAL - 8.6%
Airlines - 0.1%
Delta Air Lines, Inc.	108	4,345
Southwest Airlines Co.	100	2,888
United Airlines Holdings, Inc.(a)	55	2,269
		9,502
Apparel - 0.4%
Deckers Outdoor Corp.(a)	4	2,674
NIKE, Inc. - Class B	200	21,714
		24,388
Auto Manufacturers - 2.3%
Cummins, Inc.	23	5,510
Ford Motor Co.	666	8,119
General Motors Co.	231	8,298
PACCAR, Inc.	87	8,496
Rivian Automotive, Inc. - Class A(a)	113	2,651
Tesla, Inc.(a)	469	116,536
		149,610
Distribution/Wholesale - 0.3%
Copart, Inc.(a)	148	7,252
Fastenal Co.	96	6,218
LKQ Corp.	45	2,151
Pool Corp.	6	2,392
Watsco, Inc.	5	2,142
WW Grainger, Inc.	7	5,801
		25,956
Entertainment - 0.0%(b)
DraftKings, Inc. - Class A(a)	75	2,644
Live Nation Entertainment, Inc.(a)	24	2,246
		4,890
Home Builders - 0.3%
DR Horton, Inc.	49	7,447
Lennar Corp. - Class A	41	6,111
PulteGroup, Inc.	36	3,716
		17,274
Leisure Time - 0.1%
Carnival Corp.(a)	166	3,078
Royal Caribbean Cruises Ltd.(a)	39	5,050
		8,128
Lodging - 0.2%
Hilton Worldwide Holdings, Inc.	42	7,648
Las Vegas Sands Corp.	55	2,707
Marriott International, Inc. - Class A	42	9,471
		19,826
Retail - 4.9%
AutoZone, Inc.(a)	2	5,171
Best Buy Co., Inc.	32	2,505
Burlington Stores, Inc.(a)	10	1,945
Chipotle Mexican Grill, Inc.(a)	4	9,148
Costco Wholesale Corp.	74	48,846
Darden Restaurants, Inc.	20	3,286
Dollar General Corp.	37	5,030
Dollar Tree, Inc.(a)	34	4,830
Domino's Pizza, Inc.	5	2,061
Genuine Parts Co.	23	3,186
Home Depot, Inc.	168	58,219
Lowe's Cos., Inc.	97	21,587
Lululemon Athletica, Inc.(a)	18	9,203
McDonald's Corp.	122	36,174
O'Reilly Automotive, Inc.(a)	9	8,551
Ross Stores, Inc.	56	7,750
Starbucks Corp.	187	17,954
Target Corp.	78	11,109
TJX Cos., Inc.	193	18,105
Tractor Supply Co.	18	3,871
Ulta Beauty, Inc.(a)	8	3,920
Walgreens Boots Alliance, Inc.	121	3,159
Williams-Sonoma, Inc.	10	2,018
Yum! Brands, Inc.	47	6,141
		293,769
TOTAL CONSUMER, CYCLICAL		553,343

CONSUMER, NON-CYCLICAL - 19.2%
Beverages - 1.6%
Brown-Forman Corp. - Class B	51	2,912
Coca-Cola Co.	729	42,960
Constellation Brands, Inc. - Class A	28	6,769
Keurig Dr Pepper, Inc.	168	5,598
Molson Coors Beverage Co. - Class B	32	1,959
Monster Beverage Corp.(a)	126	7,259
PepsiCo, Inc.	235	39,912
		107,369
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc.(a)	21	4,020
Amgen, Inc.	90	25,922
Biogen, Inc.(a)	24	6,210
BioMarin Pharmaceutical, Inc.(a)	31	2,989
Corteva, Inc.	119	5,702
Gilead Sciences, Inc.	211	17,093
Illumina, Inc.(a)	26	3,620
Incyte Corp.(a)	37	2,323
Moderna, Inc.(a)	56	5,569
Regeneron Pharmaceuticals, Inc.(a)	17	14,931
Vertex Pharmaceuticals, Inc.(a)	43	17,496
		105,875
Commercial Services - 2.0%
Automatic Data Processing, Inc.	69	16,075
Block, Inc.(a)	91	7,039
Cintas Corp.	14	8,437
CoStar Group, Inc.(a)	68	5,943
Equifax, Inc.	20	4,946
FleetCor Technologies, Inc.(a)	11	3,109
Gartner, Inc.(a)	12	5,413
Global Payments, Inc.	43	5,461
Moody's Corp.	30	11,717
PayPal Holdings, Inc.(a)	181	11,115
Quanta Services, Inc.	24	5,179
Rollins, Inc.	47	2,052
S&P Global, Inc.	53	23,348
TransUnion	32	2,199
United Rentals, Inc.	11	6,308
Verisk Analytics, Inc.	24	5,733
		124,074
Cosmetics/Personal Care - 1.3%
Colgate-Palmolive Co.	139	11,080
Estee Lauder Cos., Inc. - Class A	39	5,704
Procter & Gamble Co.	399	58,469
		75,253
Food - 0.8%
Conagra Brands, Inc.	80	2,293
General Mills, Inc.	98	6,384
Hershey Co.	25	4,661
J M Smucker Co.	16	2,022
Kellanova	54	3,019
Kraft Heinz Co.	188	6,952
Kroger Co.	121	5,531
Lamb Weston Holdings, Inc.	24	2,594
McCormick & Co., Inc.	42	2,874
Mondelez International, Inc. - Class A	230	16,659
Sysco Corp.	85	6,216
		59,205
Healthcare-Products - 3.5%
Abbott Laboratories	292	32,140
Agilent Technologies, Inc.	49	6,812
Align Technology, Inc.(a)	12	3,288
Avantor, Inc.(a)	111	2,534
Baxter International, Inc.	85	3,286
Boston Scientific Corp.(a)	247	14,279
Cooper Cos., Inc.	8	3,028
Danaher Corp.	114	26,373
Edwards Lifesciences Corp.(a)	101	7,701
Exact Sciences Corp.(a)	30	2,219
GE HealthCare Technologies, Inc.	66	5,103
Hologic, Inc.(a)	40	2,858
IDEXX Laboratories, Inc.(a)	13	7,216
Insulet Corp.(a)	11	2,387
Intuitive Surgical, Inc.(a)	59	19,904
Medtronic PLC	225	18,535
ResMed, Inc.	24	4,128
STERIS PLC	16	3,518
Stryker Corp.	60	17,968
Thermo Fisher Scientific, Inc.	65	34,501
Waters Corp.(a)	10	3,292
West Pharmaceutical Services, Inc.	12	4,225
Zimmer Biomet Holdings, Inc.	35	4,260
		229,555
Healthcare-Services - 2.2%
Centene Corp.(a)	89	6,605
Elevance Health, Inc.	39	18,391
HCA Healthcare, Inc.	33	8,932
Humana, Inc.	20	9,156
IQVIA Holdings, Inc.(a)	30	6,941
Laboratory Corp. of America Holdings	14	3,182
Molina Healthcare, Inc.(a)	9	3,252
Quest Diagnostics, Inc.	18	2,482
UnitedHealth Group, Inc.	156	82,130
		141,071
Household Products/Wares - 0.2%
Avery Dennison Corp.	13	2,628
Church & Dwight Co., Inc.	41	3,877
Clorox Co.	21	2,994
Kimberly-Clark Corp.	57	6,926
		16,425
Pharmaceuticals - 5.9%
AbbVie, Inc.	299	46,336
Becton Dickinson & Co.	48	11,704
Bristol-Myers Squibb Co.	345	17,702
Cardinal Health, Inc.	41	4,133
Cencora, Inc.	28	5,751
Cigna Group	48	14,374
CVS Health Corp.	218	17,213
Dexcom, Inc.(a)	64	7,942
Eli Lilly & Co.	136	79,277
Johnson & Johnson	407	63,793
McKesson Corp.	22	10,186
Merck & Co., Inc.	429	46,770
Neurocrine Biosciences, Inc.(a)	16	2,108
Pfizer, Inc.	957	27,552
Viatris, Inc.	199	2,155
Zoetis, Inc.	77	15,197
		372,193
TOTAL CONSUMER, NON-CYCLICAL		1,231,020

ENERGY - 0.1%
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc.(a)	22	2,908
First Solar, Inc.(a)	16	2,756
		5,664
TOTAL ENERGY		5,664

FINANCIAL - 10.8%
Banks - 4.6%
Bank of America Corp.	1,341	45,151
Bank of New York Mellon Corp.	130	6,767
Citigroup, Inc.	323	16,615
Citizens Financial Group, Inc.	78	2,585
Fifth Third Bancorp	114	3,932
First Republic Bank (d)	26	1
Goldman Sachs Group, Inc.	57	21,989
Huntington Bancshares, Inc.	242	3,078
JPMorgan Chase & Co.	485	82,498
KeyCorp	158	2,275
M&T Bank Corp.	28	3,838
Morgan Stanley	214	19,956
Northern Trust Corp.	34	2,869
PNC Financial Services Group, Inc.	67	10,375
Regions Financial Corp.	157	3,043
State Street Corp.	52	4,028
SVB Financial Group(a)	7	0
Truist Financial Corp.	225	8,307
US Bancorp	263	11,383
Wells Fargo & Co.	615	30,270
		278,960
Diversified Financial Services - 4.3%
American Express Co.	123	23,043
Ameriprise Financial, Inc.	17	6,457
Ares Management Corp. - Class A	26	3,092
BlackRock, Inc.	24	19,483
Capital One Financial Corp.	63	8,261
Charles Schwab Corp.	281	19,333
CME Group, Inc.	60	12,636
Coinbase Global, Inc. - Class A(a)	28	4,870
Discover Financial Services	42	4,721
Intercontinental Exchange, Inc.	96	12,329
LPL Financial Holdings, Inc.	12	2,731
Mastercard, Inc. - Class A	140	59,710
Nasdaq, Inc.	67	3,895
Raymond James Financial, Inc.	31	3,457
Synchrony Financial	69	2,635
T Rowe Price Group, Inc.	37	3,985
Visa, Inc. - Class A	267	69,512
		260,150
Insurance - 1.6%
Aflac, Inc.	89	7,343
Allstate Corp.	44	6,159
American International Group, Inc.	118	7,995
Arthur J Gallagher & Co.	36	8,096
Brown & Brown, Inc.	40	2,844
Chubb Ltd.	68	15,368
Cincinnati Financial Corp.	26	2,690
CNA Financial Corp.	45	1,904
Everest Group Ltd.	5	1,768
Fidelity National Financial, Inc.	43	2,194
Globe Life, Inc.	15	1,826
Hartford Financial Services Group, Inc.	50	4,019
Loews Corp.	31	2,157
Markel Group, Inc.(a)	2	2,840
Marsh & McLennan Cos., Inc.	83	15,726
MetLife, Inc.	105	6,944
Principal Financial Group, Inc.	40	3,147
Progressive Corp.	99	15,769
Prudential Financial, Inc.	61	6,326
Travelers Cos., Inc.	38	7,239
W R Berkley Corp.	107	7,567
		129,921
Private Equity - 0.2%
Blackstone, Inc.	119	15,579
		$–
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	50	4,655
TOTAL FINANCIAL		689,265

INDUSTRIALS - 5.4%
Aerospace/Defense - 0.1%
Howmet Aerospace, Inc.	69	3,734
		$–
Building Materials - 0.6%
Builders FirstSource, Inc.(a)	20	3,339
Carrier Global Corp.	141	8,100
Johnson Controls International PLC	114	6,571
Lennox International, Inc.	5	2,238
Martin Marietta Materials, Inc.	10	4,989
Masco Corp.	37	2,478
Owens Corning	14	2,075
Trane Technologies PLC	38	9,268
Vulcan Materials Co.	22	4,994
		44,052
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	38	6,266
Eaton Corp. PLC	67	16,135
Emerson Electric Co.	96	9,344
		31,745
Electronics - 0.3%
Fortive Corp.	59	4,344
Hubbell, Inc.	9	2,960
Jabil, Inc.	20	2,548
Keysight Technologies, Inc.(a)	29	4,614
Mettler-Toledo International, Inc.(a)	3	3,639
Trimble, Inc.(a)	42	2,234
		20,339
Engineering & Construction - 0.0%(b)
AECOM	22	2,033
		$–
Environmental Control - 0.3%
Republic Services, Inc.	53	8,740
Waste Management, Inc.	68	12,179
		20,919
Hand/Machine Tools - 0.0%(b)
Lincoln Electric Holdings, Inc.	9	1,957
Snap-on, Inc.	8	2,311
Stanley Black & Decker, Inc.	25	2,453
		6,721
Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	86	25,429
Vertiv Holdings Co. - Class A	59	2,834
		28,263
Machinery-Diversified - 0.9%
Deere & Co.	45	17,994
Dover Corp.	23	3,538
Graco, Inc.	28	2,429
IDEX Corp.	12	2,605
Ingersoll Rand, Inc.	68	5,259
Nordson Corp.	8	2,113
Otis Worldwide Corp.	69	6,173
Rockwell Automation, Inc.	19	5,899
Westinghouse Air Brake Technologies Corp.	30	3,807
Xylem, Inc.	40	4,574
		54,391
Miscellaneous Manufacturing - 0.6%
3M Co.	93	10,167
Carlisle Cos., Inc.	8	2,499
Illinois Tool Works, Inc.	50	13,097
Parker-Hannifin Corp.	21	9,675
		35,438
Packaging & Containers - 0.0%(b)
Packaging Corp. of America	14	2,281
		$–
Transportation - 1.5%
CSX Corp.	334	11,580
Expeditors International of Washington, Inc.	24	3,053
FedEx Corp.	39	9,866
JB Hunt Transport Services, Inc.	13	2,597
Norfolk Southern Corp.	38	8,982
Old Dominion Freight Line, Inc.	15	6,080
Union Pacific Corp.	103	25,299
United Parcel Service, Inc. - Class B	122	19,182
		86,639
TOTAL INDUSTRIAL		336,555

TECHNOLOGY - 30.1%
Computers - 9.0%
Apple, Inc.	2,637	507,703
Cognizant Technology Solutions Corp. - Class A	84	6,345
Crowdstrike Holdings, Inc. - Class A(a)	37	9,447
Dell Technologies, Inc. - Class C	44	3,366
EPAM Systems, Inc.(a)	9	2,676
Fortinet, Inc.(a)	108	6,321
Hewlett Packard Enterprise Co.	216	3,668
HP, Inc.	167	5,025
International Business Machines Corp.	154	25,187
NetApp, Inc.	34	2,997
Seagate Technology Holdings PLC	35	2,988
Super Micro Computer, Inc.(a)	8	2,274
Western Digital Corp.(a)	54	2,828
Zscaler, Inc.(a)	14	3,102
		583,927
Office-Business Equipment - 0.0%(b)
Zebra Technologies Corp. - Class A(a)	8	2,187
		$–
Semiconductors - 8.2%
Advanced Micro Devices, Inc.(a)	271	39,948
Analog Devices, Inc.	83	16,480
Applied Materials, Inc.	141	22,852
Broadcom, Inc.	68	75,905
Entegris, Inc.	25	2,996
Intel Corp.	715	35,929
KLA Corp.	23	13,370
Lam Research Corp.	22	17,232
Marvell Technology, Inc.	145	8,745
Microchip Technology, Inc.	89	8,026
Micron Technology, Inc.	186	15,873
Monolithic Power Systems, Inc.	7	4,415
NVIDIA Corp.	402	199,078
ON Semiconductor Corp.(a)	72	6,014
QUALCOMM, Inc.	188	27,190
Skyworks Solutions, Inc.	27	3,035
Teradyne, Inc.	25	2,713
Texas Instruments, Inc.	153	26,080
		525,881
Software - 12.9%
Adobe, Inc.(a)	76	45,342
Akamai Technologies, Inc.(a)	25	2,959
ANSYS, Inc.(a)	14	5,080
Atlassian Corp. - Class A(a)	26	6,184
Autodesk, Inc.(a)	36	8,765
Broadridge Financial Solutions, Inc.	19	3,909
Cadence Design Systems, Inc.(a)	45	12,257
Cloudflare, Inc. - Class A(a)	49	4,080
Datadog, Inc. - Class A(a)	45	5,462
Dynatrace, Inc.(a)	40	2,188
Electronic Arts, Inc.	41	5,609
Fair Isaac Corp.(a)	4	4,656
Fidelity National Information Services, Inc.	100	6,007
Fiserv, Inc.(a)	101	13,417
HubSpot, Inc.(a)	8	4,644
Intuit, Inc.	46	28,751
Jack Henry & Associates, Inc.	12	1,961
Manhattan Associates, Inc.(a)	10	2,153
Microsoft Corp.	1,242	467,042
MongoDB, Inc.(a)	11	4,497
MSCI, Inc.	13	7,353
Oracle Corp.	269	28,361
Paychex, Inc.	54	6,432
PTC, Inc.(a)	20	3,499
ROBLOX Corp. - Class A(a)	78	3,566
Roper Technologies, Inc.	18	9,813
Salesforce, Inc.(a)	158	41,576
ServiceNow, Inc.(a)	34	24,021
Snowflake, Inc. - Class A(a)	51	10,149
Splunk, Inc.(a)	26	3,961
SS&C Technologies Holdings, Inc.	36	2,200
Synopsys, Inc.(a)	25	12,873
Take-Two Interactive Software, Inc.(a)	26	4,185
Twilio, Inc. - Class A(a)	29	2,200
Tyler Technologies, Inc.(a)	7	2,927
Veeva Systems, Inc. - Class A(a)	22	4,235
Workday, Inc. - Class A(a)	34	9,386
Zoom Video Communications, Inc. - Class A(a)	38	2,733
		814,433
TOTAL TECHNOLOGY		1,926,428

UTILITIES - 0.1%
Water - 0.1%
American Water Works Co., Inc.	32	4,224
TOTAL COMMON STOCKS (Cost $4,813,449)		5,788,592

REAL ESTATE INVESTMENT TRUSTS - 2.5%	Shares	Value
REITS - 2.5%
Alexandria Real Estate Equities, Inc.	29	3,676
American Homes 4 Rent - Class A	56	2,014
American Tower Corp.	78	16,839
AvalonBay Communities, Inc.	23	4,306
Crown Castle, Inc.	73	8,409
Digital Realty Trust, Inc.	51	6,864
Equinix, Inc.	15	12,081
Equity LifeStyle Properties, Inc.	30	2,116
Equity Residential	63	3,853
Essex Property Trust, Inc.	10	2,479
Extra Space Storage, Inc.	35	5,612
Gaming and Leisure Properties, Inc.	43	2,122
Host Hotels & Resorts, Inc.	118	2,297
Invitation Homes, Inc.	103	3,513
Iron Mountain, Inc.	49	3,429
Kimco Realty Corp.	102	2,174
Mid-America Apartment Communities, Inc.	19	2,555
Prologis, Inc.	156	20,795
Public Storage	26	7,930
Realty Income Corp.	122	7,005
Regency Centers Corp.	31	2,077
SBA Communications Corp.	18	4,566
Simon Property Group, Inc.	54	7,703
Sun Communities, Inc.	20	2,673
UDR, Inc.	55	2,106
Ventas, Inc.	67	3,339
VICI Properties, Inc.	172	5,483
Welltower, Inc.	93	8,386
Weyerhaeuser Co.	123	4,277
WP Carey, Inc.	36	2,333
		163,012
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $159,408)		163,012

TOTAL INVESTMENTS - 93.1% (Cost $4,972,857)		$5,951,604
Money Market Deposit Account - 6.6%(c)		422,807
Other Assets in Excess of Liabilities - 0.3%		18,641
TOTAL NET ASSETS - 100.0%		$6,393,052

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2023 was 5.20%.

Summary of Fair Value Measurements at December 31, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2023:

Sphere 500 Climate Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,788,592	$–	$–	$5,788,592
Real Estate Investment Trusts	163,012	–	–	163,012
Total Investments	$5,951,604	$–	$–	$5,951,604

Refer to the Schedule of Investments for industry classifications.